UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 56.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
Atlantic Aviation FBO, Inc.
Term Loan, 3.25%, Maturing June 1, 2020	74	$72,552
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	200	200,515
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	132	132,100
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	366	343,112
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	60	59,885
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	908	896,447
Term Loan, 3.75%, Maturing June 4, 2021	323	319,333

		$2,023,944

Air Transport — 0.1%
Virgin America, Inc.
Term Loan, Maturing April 4, 2019(2)	450	$410,850

		$410,850

Automotive — 2.3%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	78	$77,544
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	616	614,401
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	888	885,776
Term Loan, 3.25%, Maturing December 31, 2018	372	370,559
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	572	566,261
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	174	171,842
Dynacast International, LLC
Term Loan, Maturing January 12, 2022(2)	125	123,750
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	672	666,887
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	1,150	1,151,437
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	200	201,000
MPG Holdco I, Inc.
Term Loan, 4.25%, Maturing October 20, 2021	521	521,065
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	647	644,830
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	644	635,181
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	174	172,384

		$6,802,917

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Beverage and Tobacco — 0.0%(3)
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	148	$142,941

		$142,941

Brokerage/Securities Dealers/Investment Houses — 0.0%(3)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	52	$52,288

		$52,288

Building and Development — 0.8%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	247	$240,086
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	99	98,009
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,049	1,027,825
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	497	483,502
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	165	163,657
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	369	364,145
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	97	97,006

		$2,474,230

Business Equipment and Services — 4.7%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021	648	$650,760
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	520	402,777
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	74	74,158
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	149	145,212
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	622	612,489
ClientLogic Corporation
Term Loan, 7.50%, Maturing January 30, 2017	165	162,438
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	573	568,731
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	94	94,048
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	80	77,226
Term Loan, 8.50%, Maturing July 2, 2020	133	121,479
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	466	466,100
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	268	264,526
Expert Global Solutions, Inc.
Term Loan, 8.52%, Maturing April 3, 2018	115	115,105
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	140	139,817
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	60	59,075
Term Loan, 4.00%, Maturing November 6, 2020	236	230,929
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019	319	317,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		371	$368,698
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		995	978,404
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		222	221,910
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	184	208,635
Term Loan - Second Lien, 7.25%, Maturing June 10, 2022		200	193,500
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		546	539,525
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		439	438,384
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		200	204,413
MCS AMS Sub-Holdings, LLC
Term Loan, 7.00%, Maturing October 15, 2019		93	81,862
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		220	219,124
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		99	99,561
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		812	803,870
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		171	164,227
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		120	117,910
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		424	418,151
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		32	32,352
Term Loan, 4.00%, Maturing March 8, 2020		1,482	1,473,161
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		189	188,680
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		1,019	1,006,232
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		225	225,619
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,301	1,287,551

			$13,773,670

Cable and Satellite Television — 2.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		132	$129,333
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		737	731,044
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		246	242,556
Term Loan, 3.00%, Maturing January 3, 2021		611	601,921
CSC Holdings, Inc.
Term Loan, 2.67%, Maturing April 17, 2020		365	357,675
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		172	170,220
Term Loan, 3.75%, Maturing June 30, 2021		149	147,633
Mediacom Illinois, LLC
Term Loan, 3.75%, Maturing June 30, 2021		75	74,064
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		174	173,212
Term Loan, 4.50%, Maturing May 21, 2020		201	200,214

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Financing Partnership
Term Loan, 3.77%, Maturing March 31, 2021	EUR	1,394	$1,575,636
Virgin Media Bristol, LLC
Term Loan, 3.50%, Maturing June 7, 2020		800	789,313
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	300	449,440
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	65	73,300
Term Loan, 3.75%, Maturing January 15, 2022	EUR	101	113,782
Term Loan, 3.75%, Maturing January 15, 2022	EUR	183	205,947

			$6,035,290

Chemicals and Plastics — 3.0%
Aruba Investments, Inc.
Term Loan, Maturing January 28, 2022(2)		50	$50,188
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		419	417,926
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		518	507,925
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		117	114,606
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		75	74,625
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		349	343,597
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		100	97,734
Flint Group GmbH
Term Loan, 4.75%, Maturing September 7, 2021		25	24,469
Flint Group US, LLC
Term Loan, 4.75%, Maturing September 7, 2021		150	148,020
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		373	366,597
Huntsman International, LLC
Term Loan, 2.71%, Maturing April 19, 2017		1,501	1,487,121
Term Loan, 3.75%, Maturing August 12, 2021		375	372,774
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		1,616	1,576,206
Kronos Worldwide, Inc.
Term Loan, 4.75%, Maturing February 18, 2020		50	49,749
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		247	247,187
Term Loan, Maturing June 7, 2020(2)		125	125,156
Minerals Technologies, Inc.
Term Loan, 4.00%, Maturing May 7, 2021		329	326,943
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		100	99,625
Term Loan, 5.00%, Maturing July 25, 2021	EUR	200	226,938
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		123	117,883
Polarpak, Inc.
Term Loan, 4.50%, Maturing June 5, 2020		209	205,203
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		221	217,413
Solenis International, L.P.
Term Loan, 4.50%, Maturing July 31, 2021	EUR	175	197,420
Sonneborn Refined Products B.V.
Term Loan, 5.50%, Maturing December 10, 2020		15	15,038
Sonneborn, LLC
Term Loan, 5.50%, Maturing December 10, 2020		85	85,213

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		222	$218,855
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		393	389,559
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		575	556,681
WNA Holdings, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		155	151,848

			$8,812,499

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		735	$687,178
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	173	196,292
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		197	196,471

			$1,079,941

Containers and Glass Products — 1.4%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		418	$409,957
Term Loan, 3.75%, Maturing January 6, 2021		797	787,468
Crown Americas, LLC
Term Loan, 3.25%, Maturing October 22, 2021(4)		300	302,088
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		300	300,188
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		50	48,879
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		435	432,506
Reynolds Group Holdings, Inc.
Term Loan, 4.00%, Maturing December 1, 2018		1,530	1,516,177
TricorBraun, Inc.
Term Loan, 4.01%, Maturing May 3, 2018		393	388,539

			$4,185,802

Cosmetics/Toiletries — 0.3%
Prestige Brands, Inc.
Term Loan, 4.50%, Maturing September 3, 2021		118	$118,262
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		223	220,175
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		416	400,321

			$738,758

Drugs — 1.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		73	$72,853
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		125	125,000
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		50	49,020
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		141	140,706
Impax Laboratories, Inc.
Term Loan, Maturing December 2, 2020(2)		150	150,562
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		1,042	1,024,110

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019	340	$338,484
Term Loan, 3.50%, Maturing December 11, 2019	341	339,305
Term Loan, 3.50%, Maturing August 5, 2020	717	712,795
VWR Funding, Inc.
Term Loan, 3.42%, Maturing April 3, 2017	569	567,777

		$3,520,612

Ecological Services and Equipment — 0.2%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	389	$378,707
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	141	141,089

		$519,796

Electronics/Electrical — 5.3%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020	123	$122,396
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	225	216,000
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	149	147,665
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,318	1,317,668
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020	125	124,063
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	124	122,822
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	499	494,074
CommScope, Inc.
Term Loan, 3.25%, Maturing January 14, 2018	198	197,436
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	143	136,576
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	125	125,345
Term Loan, 4.50%, Maturing April 29, 2020	1,803	1,806,079
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018	489	487,051
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	67	65,452
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	147	146,004
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	144	144,826
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	367	361,935
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021	1,157	1,152,611
GXS Group, Inc.
Term Loan, 3.25%, Maturing January 16, 2021	173	173,532
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	922	900,965
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	100	99,998
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	225	217,237
Term Loan, 5.25%, Maturing November 20, 2021	225	218,742
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	269	269,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)	1	$931
Term Loan, 5.00%, Maturing July 8, 2021	148	146,770
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	239	236,770
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	346	342,169
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	75	73,361
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	124	120,030
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	288	286,782
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	893	850,271
Sensata Technologies B.V.
Term Loan, 3.25%, Maturing May 12, 2019	236	236,345
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021	175	173,141
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	38	37,670
Shield Finance Co. S.a.r.l.
Term Loan, 5.00%, Maturing January 29, 2021	124	123,959
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing December 7, 2018	89	89,963
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	398	386,889
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	113	113,281
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	222	219,562
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	149	147,758
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	96	96,186
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	162	161,830
Sybil Software, LLC
Term Loan, 4.75%, Maturing March 20, 2020	1,053	1,051,681
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	128	127,155
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	498	490,659
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	616	609,371
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	425	428,074

		$15,598,607

Equipment Leasing — 0.3%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	425	$423,871
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing June 30, 2017	500	499,063

		$922,934

Financial Intermediaries — 2.3%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	130	$129,938

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		121	$119,221
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		677	675,382
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		98	94,638
First Data Corporation
Term Loan, 3.67%, Maturing March 24, 2018		650	638,828
Term Loan, 3.67%, Maturing September 24, 2018		375	368,320
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,193	1,169,569
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		248	247,312
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		135	132,044
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 26, 2020		197	184,993
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		1,582	1,561,293
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		86	85,932
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		743	697,486
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		296	293,991
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		123	121,064
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		124	123,905
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		207	182,248

			$6,826,164

Food Products — 2.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		643	$639,554
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		778	751,255
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		244	242,425
Charger OpCo B.V.
Term Loan, 3.50%, Maturing July 23, 2021	EUR	125	141,729
Term Loan, 3.50%, Maturing July 23, 2021		375	371,094
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		172	172,267
CSM Bakery Solutions, LLC
Term Loan, 5.00%, Maturing July 3, 2020		172	169,145
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		124	115,242
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		97	96,242
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		1,327	1,326,320
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		149	147,200
JBS USA Holdings, Inc.
Term Loan, 3.75%, Maturing May 25, 2018		866	859,862
Term Loan, 3.75%, Maturing September 18, 2020		296	293,376
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		888	863,371

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		123	$120,682
Term Loan, 3.00%, Maturing April 29, 2020		605	591,929
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		100	98,839

			$7,000,532

Food Service — 1.3%
Aramark Services, Inc.
Term Loan, 3.67%, Maturing July 26, 2016		43	$42,140
Term Loan, 3.67%, Maturing July 26, 2016		77	75,908
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing December 12, 2021		1,275	1,277,889
Buffets, Inc.
Term Loan, 0.13%, Maturing April 22, 2015(5)		26	20,662
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		124	121,233
Darling International, Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	174	195,618
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		442	440,743
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		118	117,128
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		616	614,471
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		1,179	790,912
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		253	251,664

			$3,948,368

Food/Drug Retailers — 1.3%
Albertson’s Holdings, LLC
Term Loan, 5.00%, Maturing August 25, 2019		425	$423,353
Term Loan, 5.50%, Maturing August 25, 2021		175	174,951
Albertson’s, LLC
Term Loan, 5.38%, Maturing March 21, 2019		223	222,943
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		851	830,848
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		1,172	1,159,463
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		100	100,542
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		990	984,163

			$3,896,263

Health Care — 6.4%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		200	$199,167
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		592	592,605
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		222	219,410
Amneal Pharmaceuticals, LLC
Term Loan, 5.00%, Maturing November 1, 2019		199	198,792
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021		100	99,401
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		273	273,908

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Auris Luxembourg II S.A.
Term Loan, 5.50%, Maturing January 15, 2022	150	$151,219
Biomet, Inc.
Term Loan, 3.67%, Maturing July 25, 2017	1,143	1,142,988
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	150	150,750
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	100	99,624
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	122	121,451
Community Health Systems, Inc.
Term Loan, 3.49%, Maturing January 25, 2017	370	368,613
Term Loan, 4.25%, Maturing January 27, 2021	1,432	1,433,024
Convatec, Inc.
Term Loan, 4.00%, Maturing December 22, 2016	93	92,917
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	200	197,006
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	547	545,540
DJO Finance, LLC
Term Loan, 4.25%, Maturing September 15, 2017	331	329,215
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	398	388,647
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	399	397,242
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	645	646,196
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.17%, Maturing February 27, 2021	819	810,439
HCA, Inc.
Term Loan, 3.01%, Maturing May 1, 2018	778	777,580
Hologic, Inc.
Term Loan, 3.25%, Maturing August 1, 2019	218	217,731
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	313	312,796
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	533	531,925
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	249	245,641
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	924	914,942
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	255	245,764
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	273	267,649
Term Loan, 3.50%, Maturing March 19, 2021	224	221,752
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	75	74,326
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	871	868,812
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	114	110,889
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	83	82,280
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	99	98,009
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	471	471,038

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	297	$294,123
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	547	526,899
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,338	1,333,743
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	514	510,556
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	309	308,721
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019	423	421,009
Sage Products Holdings III, LLC
Term Loan, 5.00%, Maturing December 13, 2019	150	150,513
Salix Pharmaceuticals Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	514	512,057
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	225	223,313
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	398	394,498
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	225	217,125
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	318	308,181

		$19,100,026

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,298	$1,287,389
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020	238	235,365

		$1,522,754

Industrial Equipment — 1.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	544	$527,334
Delachaux S.A.
Term Loan, 5.25%, Maturing October 28, 2021	100	99,875
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	184	183,615
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	346	323,807
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020	299	292,923
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	473	465,505
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022	125	121,250
Milacron, LLC
Term Loan, 4.00%, Maturing March 28, 2020	571	556,193
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021	423	422,685
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	94	93,965
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020	839	826,129
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021	207	201,963
Spansion, LLC
Term Loan, 3.75%, Maturing December 19, 2019	196	195,001

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		348	$342,899
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		158	154,896
Terex Corporation
Term Loan, 4.00%, Maturing August 13, 2021	EUR	299	339,315
Virtuoso US, LLC
Term Loan, 4.75%, Maturing February 11, 2021		74	73,492

			$5,220,847

Insurance — 1.5%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		388	$382,462
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		908	907,628
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		1,626	1,618,687
Term Loan, 4.25%, Maturing July 8, 2020		172	169,466
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		175	173,906
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		49	45,679
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		172	167,654
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020		518	503,811
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		466	459,753

			$4,429,046

Leisure Goods/Activities/Movies — 2.6%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020		530	$529,653
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		442	437,381
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020		74	72,582
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019		641	628,053
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020		548	544,306
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		183	181,142
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020		345	342,973
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		74	73,473
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021		160	156,368
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020		502	497,212
Nord Anglia Education Finance, LLC
Term Loan, 4.50%, Maturing March 31, 2021		398	394,518
Regal Cinemas, Inc.
Term Loan, 2.70%, Maturing August 23, 2017		1,176	1,162,770
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		221	217,606
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		539	514,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	597	$597,951
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	325	319,500
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	213	173,943
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	173	167,304
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	564	544,838

		$7,555,883

Lodging and Casinos — 2.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	457	$453,817
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	524	513,868
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	150	147,469
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	93	92,191
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)	366	329,082
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	636	633,844
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	99	97,577
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020	500	500,625
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	2,215	2,192,711
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021	181	179,234
Las Vegas Sands, LLC
Term Loan, 3.25%, Maturing December 19, 2020	347	344,675
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	490	483,140
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	124	123,243
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	99	97,145
RHP Hotel Properties, L.P.
Term Loan, 3.75%, Maturing January 15, 2021	124	124,453
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	644	636,797

		$6,949,871

Nonferrous Metals/Minerals — 0.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	147	$110,654
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	561	407,345
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	370	325,643
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	248	236,546
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	170	162,316
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	408	405,083

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	93	$87,297
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	131,625
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	431	285,722

		$2,152,231

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	222	$196,208
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	298	281,989
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	200	191,853
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	176	162,309
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	199	165,833
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	325	309,237
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	198	182,247
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	174	131,424
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	1,442	1,361,932
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	249	246,975
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	150	115,585
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	175	110,425
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	843	671,269
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	100	86,192
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	28	22,828
Term Loan, 4.25%, Maturing December 16, 2020	75	61,210
Term Loan, 4.25%, Maturing December 16, 2020	542	440,019
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	31	27,718
Term Loan, 4.25%, Maturing October 1, 2019	51	45,379
Term Loan, 4.25%, Maturing October 1, 2019	383	342,463
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	249	242,380
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	319	299,788

		$5,695,263

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	223	$222,379
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	931	845,853
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	274	273,198
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,522	1,434,859

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	126	$126,257
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018	130	130,062
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	74	72,856
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	125	125,052
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	198	195,964

		$3,426,480

Radio and Television — 1.1%
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	100	$98,690
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	50	49,750
Clear Channel Communications, Inc.
Term Loan, 7.67%, Maturing July 30, 2019	450	426,563
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	729	713,615
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	281	280,252
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	127	125,698
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	144	142,543
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017	255	250,906
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	125	116,953
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,144	1,128,045

		$3,333,015

Retailers (Except Food and Drug) — 2.4%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	339	$336,431
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	444	439,396
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021	97	96,618
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	368	360,840
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	119	113,011
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	122	117,769
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	192	192,119
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	236	236,563
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	521	473,190
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	330	320,859
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	249	249,321
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,484	1,459,565
Term Loan, 4.00%, Maturing January 28, 2020	174	172,520

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	765	$743,090
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	270	264,137
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	730	722,758
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	100	98,505
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	399	400,496
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	297	292,243

		$7,089,431

Steel — 0.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	1,698	$1,503,933
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	144	142,126
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	84	83,042
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	74	71,002

		$1,800,103

Surface Transport — 0.3%
Hertz Corporation (The)
Term Loan, 4.00%, Maturing March 11, 2018	343	$341,821
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	273	232,679
Swift Transportation Co., LLC
Term Loan, 3.75%, Maturing June 9, 2021	199	198,169

		$772,669

Telecommunications — 1.7%
Arris Group, Inc.
Term Loan, 3.25%, Maturing April 17, 2020	132	$131,256
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 23, 2020	74	72,951
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing November 6, 2016	75	75,141
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	1,650	1,634,188
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020	174	173,472
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	348	342,954
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	242	234,907
Term Loan, 4.00%, Maturing April 23, 2019	336	325,581
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	658	653,277
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	122	121,256
Term Loan, 3.50%, Maturing January 23, 2020	1,358	1,348,181

		$5,113,164

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	197	$191,287
Term Loan, 3.25%, Maturing January 31, 2022	74	71,938
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018	193	192,186
Term Loan, 4.00%, Maturing April 1, 2018	529	527,243
Term Loan, 4.00%, Maturing October 9, 2019	171	169,444
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,179	1,169,179
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	84	83,646
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	300	300,375
Equipower Resources Holdings, LLC
Term Loan, 4.25%, Maturing December 31, 2019	99	98,239
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	21	21,224
Term Loan, 5.00%, Maturing December 19, 2021	479	482,370
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	585	574,936
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	100	98,128
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	275	276,146
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	572	565,305

		$4,821,646

Total Senior Floating-Rate Interests (identified cost $171,741,518)		$167,748,835

Collateralized Mortgage Obligations — 20.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$1,315	$1,511,704
Series 2167, Class BZ, 7.00%, 6/15/29	1,018	1,182,451
Series 2182, Class ZB, 8.00%, 9/15/29	1,656	1,994,128
Series 2631, (Interest Only), Class DS, 6.934%, 6/15/33(7)(8)	2,755	484,981
Series 2770, (Interest Only), Class SH, 6.934%, 3/15/34(7)(8)	3,128	639,941
Series 2981, (Interest Only), Class CS, 6.554%, 5/15/35(7)(8)	1,848	358,077
Series 3114, (Interest Only), Class TS, 6.484%, 9/15/30(7)(8)	4,498	771,029
Series 3339, (Interest Only), Class JI, 6.424%, 7/15/37(7)(8)	3,605	548,441
Series 3898, Class TS, 5.00%, 4/15/41(8)	339	340,967
Series 4109, (Interest Only), Class ES, 5.984%, 12/15/41(7)(8)	3,901	180,069
Series 4163, (Interest Only), Class GS, 6.034%, 11/15/32(7)(8)	6,663	1,440,413
Series 4169, (Interest Only), Class AS, 6.084%, 2/15/33(7)(8)	4,235	843,659
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(7)	4,513	491,041
Series 4203, (Interest Only), Class QS, 6.084%, 5/15/43(7)(8)	4,436	907,692
Series 4273, Class PU, 4.00%, 11/15/43	2,140	2,169,512
Series 4316, (Interest Only), Class JS, 5.934%, 1/15/44(7)(8)	5,143	646,754
Series 4326, Class TS, 13.218%, 4/15/44(8)	2,304	2,479,915
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(7)	3,841	527,668
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(7)	3,720	501,856

		$18,020,298

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$51	$56,389
Series 1991-122, Class N, 7.50%, 9/25/21	207	229,546
Series 1993-84, Class M, 7.50%, 6/25/23	1,644	1,899,920
Series 1994-42, Class K, 6.50%, 4/25/24	496	552,745
Series 1997-28, Class ZA, 7.50%, 4/20/27	583	699,882
Series 1997-38, Class N, 8.00%, 5/20/27	520	616,149
Series 2004-46, (Interest Only), Class SI, 5.832%, 5/25/34(7)(8)	3,132	469,421
Series 2005-17, (Interest Only), Class SA, 6.532%, 3/25/35(7)(8)	2,251	443,019
Series 2006-42, (Interest Only), Class PI, 6.422%, 6/25/36(7)(8)	4,156	686,714
Series 2006-44, (Interest Only), Class IS, 6.432%, 6/25/36(7)(8)	3,334	601,996
Series 2006-72, (Interest Only), Class GI, 6.412%, 8/25/36(7)(8)	6,072	970,313
Series 2007-50, (Interest Only), Class LS, 6.282%, 6/25/37(7)(8)	2,596	416,136
Series 2007-74, Class AC, 5.00%, 8/25/37	3,211	3,560,423
Series 2008-26, (Interest Only), Class SA, 6.032%, 4/25/38(7)(8)	4,211	661,967
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(7)	2,667	135,202
Series 2008-61, (Interest Only), Class S, 5.932%, 7/25/38(7)(8)	5,271	929,100
Series 2010-67, (Interest Only), Class SC, 5.632%, 6/25/40(7)(8)	1,785	250,981
Series 2010-99, (Interest Only), Class NS, 6.432%, 3/25/39(7)(8)	5,285	482,491
Series 2010-109, (Interest Only), Class PS, 6.432%, 10/25/40(7)(8)	6,880	1,277,690
Series 2010-119, (Interest Only), Class SK, 5.832%, 4/25/40(7)(8)	2,870	135,543
Series 2010-124, (Interest Only), Class SJ, 5.882%, 11/25/38(7)(8)	4,183	520,294
Series 2010-147, (Interest Only), Class KS, 5.782%, 1/25/41(7)(8)	8,208	1,143,019
Series 2010-150, (Interest Only), Class GS, 6.582%, 1/25/21(7)(8)	5,580	642,116
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(7)	10,557	401,858
Series 2011-22, (Interest Only), Class IC, 3.50%, 12/25/25(7)	7,781	817,623
Series 2011-49, Class NT, 6.00%, 6/25/41(8)	1,261	1,428,094
Series 2012-22, Class PS, 6.763%, 3/25/42(8)	1,735	1,750,079
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(7)	9,627	879,732
Series 2012-56, (Interest Only), Class SU, 6.582%, 8/25/26(7)(8)	3,354	327,047
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(7)	8,051	816,438
Series 2012-150, (Interest Only), Class PS, 5.982%, 1/25/43(7)(8)	8,462	1,747,574
Series 2012-150, (Interest Only), Class SK, 5.982%, 1/25/43(7)(8)	4,804	982,992
Series 2013-6, Class TA, 1.50%, 1/25/43	4,122	3,979,523
Series 2013-23, (Interest Only), Class CS, 6.082%, 3/25/33(7)(8)	4,231	898,508
Series 2013-54, (Interest Only), Class HS, 6.132%, 10/25/41(7)(8)	4,202	712,567
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(7)	3,363	494,413
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(7)	2,909	424,224
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(7)	5,801	858,363
Series 2014-61, Class US, 8.164%, 10/25/44(8)	1,161	1,180,421
Series 2014-72, Class CS, 8.941%, 11/25/44(8)	2,104	2,184,887
Series G-33, Class PT, 7.00%, 10/25/21	379	403,349

		$37,668,748

Government National Mortgage Association:
Series 2010-4, (Interest Only), Class SK, 6.032%, 5/20/35(7)(8)	$1,858	$330,655
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(9)	90	89,578
Series 2013-24, Class KS, 5.558%, 2/20/43(8)	762	773,912
Series 2013-124, Class LS, 11.952%, 5/20/41(8)	360	375,014
Series 2014-117, Class HS, 31.456%, 8/20/44(8)	809	1,047,476
Series 2014-132, Class SC, 13.382%, 9/20/44(8)	1,714	1,793,013
Series 2014-146, Class S, 5.898%, 10/20/44(8)	1,307	1,345,363

		$5,755,011

Total Collateralized Mortgage Obligations (identified cost $61,725,721)		$61,444,057

Commercial Mortgage-Backed Securities — 7.5%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-KYO, Class D, 2.167%, 6/11/27(10)(11)	$1,000	$995,654
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(10)(12)	1,065	943,064
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(10)(12)	1,080	1,134,465
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(10)	850	872,998
JPMBB, Series 2014-C19, Class D, 4.678%, 4/15/47(10)(12)	1,425	1,370,377
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(12)	650	629,677
JPMBB, Series 2014-C22, Class D, 4.562%, 9/15/47(10)(12)	1,850	1,758,169
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(10)(12)	850	783,017
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(12)	433	443,003
JPMCC, Series 2011-C5, Class D, 5.323%, 8/15/46(10)(12)	1,850	2,034,050
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(10)	1,900	1,987,303
UBSC, Series 2011-C1, Class D, 5.888%, 1/10/45(10)(12)	2,000	2,319,127
UBSCM, Series 2012-C1, Class D, 5.543%, 5/10/45(10)(12)	2,000	2,151,784
WF-RBS, Series 2012-C9, Class D, 4.803%, 11/15/45(10)(12)	1,250	1,281,327
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(10)(12)	1,150	1,101,910
WFCM, Series 2010-C1, Class C, 5.583%, 11/15/43(10)(12)	500	569,103
WFCM, Series 2013-LC12, Class D, 4.302%, 7/15/46(10)(12)	2,000	1,936,494

Total Commercial Mortgage-Backed Securities (identified cost $21,090,978)		$22,311,522

Mortgage Pass-Throughs — 25.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.882%, with maturity at 2035(13)	$3,052	$3,255,484
5.00%, with various maturities to 2023	2,352	2,502,510
6.00%, with various maturities to 2029	2,358	2,712,320
6.15%, with maturity at 2027	963	1,106,645
6.50%, with various maturities to 2032	7,182	8,147,063
7.00%, with various maturities to 2035	4,287	5,064,255
7.50%, with various maturities to 2035	1,930	2,243,128
8.00%, with various maturities to 2032	2,057	2,486,480
8.50%, with various maturities to 2031	2,315	2,761,803
9.00%, with maturity at 2031	211	258,059
9.50%, with various maturities to 2022	94	103,432
11.50%, with maturity at 2019	11	11,643

		$30,652,822

Federal National Mortgage Association:
5.00%, with various maturities to 2040	$4,496	$4,985,899
5.375%, with maturity at 2037(13)	945	990,328
5.50%, with various maturities to 2033	2,879	3,231,220
6.00%, with maturity at 2023	1,797	2,010,741
6.32%, with maturity at 2032(13)	1,272	1,422,665
6.50%, with various maturities to 2036	6,723	7,755,852
7.00%, with various maturities to 2037	6,689	7,867,429
7.50%, with various maturities to 2035	4,539	5,369,296
8.00%, with various maturities to 2034	1,237	1,450,961
8.50%, with various maturities to 2027	184	211,407
9.00%, with various maturities to 2029	514	600,001
10.00%, with various maturities to 2031	382	434,001

		$36,329,800

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
7.50%, with maturity at 2025	$2,128	$2,455,496
8.00%, with various maturities to 2027	2,731	3,272,663
9.00%, with various maturities to 2026	1,366	1,656,654
9.50%, with maturity at 2025	154	176,229
11.00%, with maturity at 2018	58	62,865

		$7,623,907

Total Mortgage Pass-Throughs (identified cost $70,465,219)		$74,606,529

Asset-Backed Securities — 4.7%

Security	Principal Amount (000’s omitted)	Value
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(10)(11)	$200	$196,182
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(10)(11)	825	807,919
ARP, Series 2014-SFR1, Class C, 2.518%, 9/17/31(10)(11)	2,000	2,000,983
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(10)(11)	760	746,997
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.007%, 7/17/19(10)(11)	500	492,196
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(10)	1,250	1,265,875
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(10)(11)	1	542,373
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.768%, 6/17/31(10)(11)	1,220	1,221,732
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(10)	700	707,057
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(10)	800	808,578
OMFIT, Series 2015-1A, Class B, 3.85%, 3/18/26(10)(14)	800	802,000
SBY, Series 2014-1, Class C, 2.218%, 9/17/31(10)(11)	2,000	1,978,386
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(10)	1,980	2,041,762
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(10)	367	369,962

Total Asset-Backed Securities (identified cost $13,932,731)		$13,982,002

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value
Chemicals and Plastics — 0.1%
Ineos Finance PLC
7.50%, 5/1/20(10)	$150	$159,188

		$159,188

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(10)	$163	$174,817

		$174,817

Food Products — 0.3%
Iceland Bondco PLC
4.81%, 7/15/20(10)	$1,000	$1,101,937

		$1,101,937

Health Care — 0.1%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$425	$441,150

		$441,150

Security	Principal Amount (000’s omitted)		Value
Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		$350	$266,000

			$266,000

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(10)		$471	$529,875

			$529,875

Total Corporate Bonds & Notes (identified cost $3,271,755)			$2,672,967

Foreign Corporate Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.2%
International Bank for Reconstruction & Development
3.40%, 4/15/17(15)	UYU	17,305	$725,377

			$725,377

Total Foreign Corporate Bonds (identified cost $767,267)			$725,377

Foreign Government Bonds — 10.7%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 2.0%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	46,100	$599,094
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	23,600	313,666
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	50,000	679,504
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	60,000	819,008
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	107,500	1,474,868
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	15,700	216,211
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	20,000	275,753
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	30,000	412,712
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	29,900	411,371
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	27,400	380,846
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	8,400	116,565
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	19,400	270,570

Total Bangladesh			$5,970,168

Costa Rica — 0.2%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	255,000	$496,613

Total Costa Rica			$496,613

Dominican Republic — 1.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(10)	DOP	11,940	$279,338
Dominican Republic International Bond, 11.50%, 5/10/24(10)	DOP	15,000	356,559
Dominican Republic International Bond, 14.00%, 4/30/21(10)	DOP	6,700	168,023
Dominican Republic International Bond, 14.50%, 2/10/23(10)	DOP	1,800	45,746
Dominican Republic International Bond, 14.50%, 2/10/23(16)	DOP	21,000	533,700
Dominican Republic International Bond, 15.95%, 6/4/21(10)	DOP	9,000	255,613

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 18.50%, 2/4/28(10)	DOP	800	$24,477
Dominican Republic International Bond, 18.50%, 2/4/28(16)	DOP	42,400	1,297,270

Total Dominican Republic			$2,960,726

Georgia — 0.1%
Georgia Treasury Bond, 6.10%, 3/7/15	GEL	624	$308,203

Total Georgia			$308,203

Iceland — 2.0%
Republic of Iceland, 6.25%, 2/5/20	ISK	231,085	$1,337,737
Republic of Iceland, 7.25%, 10/26/22	ISK	427,092	2,618,203
Republic of Iceland, 8.75%, 2/26/19	ISK	329,709	2,074,232

Total Iceland			$6,030,172

Lebanon — 0.1%
Lebanon Treasury Note, 6.50%, 4/2/15	LBP	212,010	$140,819
Lebanon Treasury Note, 6.50%, 5/28/15	LBP	169,890	113,197

Total Lebanon			$254,016

Philippines — 1.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	63,000	$1,532,091
Republic of the Philippines, 6.25%, 1/14/36	PHP	85,000	2,250,002
Republic of the Philippines, 9.125%, 9/4/16	PHP	14,990	374,290

Total Philippines			$4,156,383

Serbia — 0.7%
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	8,310	$76,372
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	60,770	559,578
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	21,800	202,324
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	46,800	432,852
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	18,760	173,313
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	22,180	203,250
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	61,800	578,242

Total Serbia			$2,225,931

Sri Lanka — 0.3%
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	124,130	$954,050

Total Sri Lanka			$954,050

Turkey — 0.3%
Turkey Government Bond, 10.70%, 2/24/16	TRY	1,892	$804,889

Total Turkey			$804,889

Uganda — 0.2%
Uganda Government Bond, 14.125%, 12/1/16	UGX	1,019,100	$349,398
Uganda Government Bond, 14.625%, 11/1/18	UGX	574,000	192,653

Total Uganda			$542,051

Uruguay — 1.4%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	470	$18,895
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	23,410	890,310
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	36,200
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(15)	UYU	55,191	2,148,142
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	8,160	334,659
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	18,380	709,598

Total Uruguay			$4,137,804

Security	Principal Amount (000’s omitted)		Value
Vietnam — 1.0%
Vietnam Government Bond, 5.60%, 4/15/16	VND	40,000,000	$1,901,188
Vietnam Government Bond, 7.60%, 10/31/16	VND	14,000,000	689,167
Vietnam Government Bond, 8.60%, 2/15/16	VND	5,159,800	252,002

Total Vietnam			$2,842,357

Total Foreign Government Bonds (identified cost $33,769,688)			$31,683,363

U.S. Treasury Obligations — 3.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Note, 1.75%, 5/15/22(17)		$10,000	$10,182,030

Total U.S. Treasury Obligations (identified cost $9,879,218)			$10,182,030

Common Stocks — 0.4%

Security	Shares		Value
Affinity Gaming, LLC(5)(18)(19)		23,498	$246,730
Buffets Restaurants Holdings, Inc.(5)(18)(19)		10,672	4,376
Dayco Products, LLC(19)		8,898	326,445
ION Media Networks, Inc.(5)(19)		1,357	463,063
MediaNews Group, Inc.(5)(18)(19)		3,023	120,920

Total Common Stocks (identified cost $406,034)			$1,161,534

Preferred Stocks — 0.0%(3)

Security	Shares		Value
Education Management Corp., Series A-1(5)(18)(19)		1,063	$755
Education Management Corp., Series A-2(5)(18)(19)		3,015	542

Total Preferred Stocks (identified cost $1,297)			$1,297

Short-Term Investments — 10.4%

Foreign Government Securities — 7.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 2/19/15	GEL	1,110	$546,297

Total Georgia			$546,297

Kenya — 1.9%
Kenya Treasury Bill, 0.00%, 3/2/15	KES	168,000	$1,822,000
Kenya Treasury Bill, 0.00%, 4/13/15	KES	261,000	2,803,284
Kenya Treasury Bill, 0.00%, 4/27/15	KES	87,300	934,643

Total Kenya			$5,559,927

Security	Principal Amount (000’s omitted)		Value
Lebanon — 1.7%
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	888,900	$586,870
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	1,598,400	1,050,009
Lebanon Treasury Bill, 0.00%, 5/21/15	LBP	437,800	286,127
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	3,918,700	2,554,339
Lebanon Treasury Bill, 0.00%, 7/2/15	LBP	967,900	629,224

Total Lebanon			$5,106,569

Philippines — 0.2%
Philippine Treasury Bill, 0.00%, 2/4/15	PHP	26,830	$608,409

Total Philippines			$608,409

Serbia — 0.9%
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	36,670	$334,220
Serbia Treasury Bill, 0.00%, 3/12/15	RSD	212,260	1,928,942
Serbia Treasury Bill, 0.00%, 6/4/15	RSD	30,830	275,173

Total Serbia			$2,538,335

Sri Lanka — 2.1%
Sri Lanka Treasury Bill, 0.00%, 2/20/15	LKR	47,590	$358,970
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	50,450	380,129
Sri Lanka Treasury Bill, 0.00%, 3/6/15	LKR	87,750	660,452
Sri Lanka Treasury Bill, 0.00%, 3/13/15	LKR	52,790	396,886
Sri Lanka Treasury Bill, 0.00%, 3/27/15	LKR	126,930	952,161
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	294,100	2,199,089
Sri Lanka Treasury Bill, 0.00%, 6/26/15	LKR	32,360	239,222
Sri Lanka Treasury Bill, 0.00%, 11/13/15	LKR	47,690	344,621
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	88,150	633,269
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	9,860	70,669

Total Sri Lanka			$6,235,468

Uganda — 0.5%
Uganda Treasury Bill, 0.00%, 2/19/15	UGX	2,026,900	$706,099
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	2,103,000	676,876

Total Uganda			$1,382,975

Uruguay — 0.0%(3)
Monetary Regulation Bill, 0.00%, 2/20/15	UYU	3,240	$132,027

Total Uruguay			$132,027

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	2,290	$332,458

Total Zambia			$332,458

Total Foreign Government Securities (identified cost $23,799,591)			$22,442,465

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 4/2/15(17)		$3,000	$2,999,976

Total U.S. Treasury Obligations (identified cost $2,999,855)			$2,999,976

Other — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(20)	$5,343	$5,343,421

Total Other (identified cost $5,343,421)		$5,343,421

Total Short-Term Investments (identified cost $32,142,867)		$30,785,862

Total Investments — 140.8% (identified cost $419,194,293)		$417,305,375

Less Unfunded Loan Commitments — (0.1)%		$(300,941)

Net Investments — 140.7% (identified cost $418,893,352)		$417,004,434

Other Assets, Less Liabilities — (40.7)%		$(120,701,927)

Net Assets — 100.0%		$296,302,507

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DIP	-	Debtor In Possession

DNKN	-	DB Master Finance LLC

ESA	-	Extended Stay America Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

OMFIT	-	OneMain Financial Issuance Trust

SBY	-	Silver Bay Realty Trust

SCFT	-	SpringCastle Funding Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

BDT	-	Bangladesh Taka

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2015, at which time the interest rate will be determined.

(3)	Amount is less than 0.05%.

(4)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(9)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $38,316,417 or 12.9% of the Fund’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(13)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(14)	When-issued security.

(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(16)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $1,830,970 or 0.6% of the Fund’s net assets.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(18)	Non-income producing.

(19)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $2,724.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance EVG Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2015 were $1,411,298 or 0.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/2/15	Ugandan Shilling 133,298,000	United States Dollar 46,484	Citibank, N.A.	$—	$(205)	$(205)
2/3/15	Brazilian Real 3,796,000	United States Dollar 1,463,659	Standard Chartered Bank	48,957	—	48,957
2/3/15	Ugandan Shilling 19,000,000	United States Dollar 6,623	Citibank, N.A.	—	(32)	(32)
2/3/15	United States Dollar 1,471,489	Brazilian Real 3,796,000	Standard Chartered Bank	—	(56,787)	(56,787)
2/3/15	United States Dollar 155,081	Serbian Dinar 17,000,000	Citibank, N.A.	682	—	682
2/4/15	Euro 2,351,924	Romanian Leu 10,421,141	Bank of America, N.A.	—	(3,061)	(3,061)
2/4/15	Romanian Leu 10,421,141	Euro 2,346,311	BNP Paribas	—	(3,281)	(3,281)
2/5/15	Kazakhstani Tenge 259,474,000	United States Dollar 1,384,969	Deutsche Bank AG	—	(15,581)	(15,581)
2/5/15	United States Dollar 1,563,096	Kazakhstani Tenge 259,474,000	Deutsche Bank AG	—	(162,546)	(162,546)
2/6/15	United States Dollar 483,871	Uruguayan Peso 12,000,000	Citibank, N.A.	8,062	—	8,062
2/11/15	Euro 6,716,354	United States Dollar 8,336,003	Nomura International PLC	745,988	—	745,988
2/11/15	United States Dollar 664,506	Euro 565,000	BNP Paribas	—	(26,011)	(26,011)
2/11/15	United States Dollar 520,328	Euro 419,003	Standard Chartered Bank	—	(46,822)	(46,822)
2/12/15	Euro 871,603	United States Dollar 1,081,957	Citibank, N.A.	96,968	—	96,968
2/12/15	Euro 1,266,709	United States Dollar 1,574,648	Standard Chartered Bank	143,154	—	143,154
2/12/15	United States Dollar 1,091,814	Euro 871,603	Deutsche Bank AG	—	(106,824)	(106,824)
2/12/15	United States Dollar 2,035,853	Mexican Peso 27,824,000	Nomura International PLC	—	(180,635)	(180,635)
2/12/15	United States Dollar 880,001	Mexican Peso 12,030,060	Standard Chartered Bank	—	(77,874)	(77,874)
2/13/15	United States Dollar 2,236,719	Indonesian Rupiah 27,831,494,000	Australia and New Zealand Banking Group Limited	—	(49,169)	(49,169)
2/13/15	United States Dollar 802,619	Indonesian Rupiah 10,125,037,000	BNP Paribas	—	(6,793)	(6,793)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/13/15	United States Dollar 513,078	Uruguayan Peso 12,750,000	Citibank, N.A.	$8,423	$—	$8,423
2/17/15	United States Dollar 141,411	Malaysian Ringgit 503,000	BNP Paribas	—	(3,029)	(3,029)
2/17/15	United States Dollar 2,871,476	Malaysian Ringgit 10,074,000	Deutsche Bank AG	—	(99,978)	(99,978)
2/17/15	United States Dollar 2,382,644	Yuan Renminbi Offshore 14,821,000	Citibank, N.A.	—	(28,675)	(28,675)
2/17/15	United States Dollar 1,402,392	Yuan Renminbi Offshore 8,724,000	Deutsche Bank AG	—	(16,789)	(16,789)
2/17/15	Zambian Kwacha 1,895,000	United States Dollar 283,024	Barclays Bank PLC	—	(5,255)	(5,255)
2/17/15	Zambian Kwacha 1,806,000	United States Dollar 271,431	Standard Chartered Bank	—	(3,309)	(3,309)
2/18/15	Euro 4,421,063	United States Dollar 5,520,913	Standard Chartered Bank	524,450	—	524,450
2/18/15	United States Dollar 2,275,227	Indian Rupee 141,857,000	Citibank, N.A.	6,506	—	6,506
2/18/15	United States Dollar 881,263	Indian Rupee 54,941,000	Deutsche Bank AG	2,449	—	2,449
2/19/15	United States Dollar 1,142,513	Mexican Peso 16,587,000	Standard Chartered Bank	—	(37,072)	(37,072)
2/20/15	Euro 113,122	United States Dollar 141,872	Goldman Sachs International	14,025	—	14,025
2/20/15	Euro 978,847	United States Dollar 1,220,250	Standard Chartered Bank	113,987	—	113,987
2/20/15	Indonesian Rupiah 4,962,396,000	United States Dollar 402,923	Standard Chartered Bank	14,060	—	14,060
2/20/15	United States Dollar 1,008,456	Chilean Peso 605,124,000	BNP Paribas	—	(55,159)	(55,159)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,432	Citibank, N.A.	—	(17,740)	(17,740)
2/23/15	Argentine Peso 1,000,000	United States Dollar 96,395	Citibank, N.A.	—	(17,777)	(17,777)
2/23/15	Argentine Peso 1,000,000	United States Dollar 95,831	Citibank, N.A.	—	(18,341)	(18,341)
2/23/15	United States Dollar 258,621	Argentine Peso 3,000,000	Citibank, N.A.	83,895	—	83,895
2/23/15	United States Dollar 1,856,549	Indian Rupee 118,849,000	Citibank, N.A.	52,694	—	52,694
2/23/15	United States Dollar 1,025,883	Indian Rupee 65,673,000	Goldman Sachs International	29,118	—	29,118
2/23/15	United States Dollar 1,989,886	Indonesian Rupiah 24,417,890,000	Goldman Sachs International	—	(78,932)	(78,932)
2/23/15	United States Dollar 2,244,065	Indonesian Rupiah 27,543,657,000	Standard Chartered Bank	—	(88,488)	(88,488)
2/24/15	Argentine Peso 770,000	United States Dollar 73,734	Citibank, N.A.	—	(14,116)	(14,116)
2/24/15	Argentine Peso 1,230,000	United States Dollar 117,613	Citibank, N.A.	—	(22,718)	(22,718)
2/24/15	United States Dollar 172,414	Argentine Peso 2,000,000	Citibank, N.A.	55,766	—	55,766
2/25/15	Argentine Peso 1,000,000	United States Dollar 95,547	Citibank, N.A.	—	(18,461)	(18,461)
2/25/15	Argentine Peso 2,000,000	United States Dollar 192,604	Citibank, N.A.	—	(35,413)	(35,413)
2/25/15	Argentine Peso 2,000,000	United States Dollar 191,681	Citibank, N.A.	—	(36,336)	(36,336)
2/25/15	United States Dollar 432,900	Argentine Peso 5,000,000	Citibank, N.A.	137,141	—	137,141

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/26/15	United States Dollar 2,262,257	Singapore Dollar 3,020,000	Bank of America, N.A.	$—	$(31,137)	$(31,137)
2/27/15	Euro 3,010,148	United States Dollar 3,754,338	Goldman Sachs International	352,149	—	352,149
3/4/15	Euro 2,442,984	British Pound Sterling 1,941,000	Morgan Stanley & Co. International PLC	161,693	—	161,693
3/5/15	Kenyan Shilling 62,297,000	United States Dollar 674,940	JPMorgan Chase Bank, N.A.	424	—	424
3/11/15	Euro 2,244,013	Norwegian Krone 19,841,000	Bank of America, N.A.	28,957	—	28,957
3/11/15	Euro 2,385,959	Swedish Krona 22,193,000	Morgan Stanley & Co. International PLC	—	(13,942)	(13,942)
3/12/15	Russian Ruble 30,380,000	United States Dollar 777,181	Bank of America, N.A.	345,042	—	345,042
3/12/15	United States Dollar 772,144	Russian Ruble 30,380,000	Credit Suisse International	—	(340,005)	(340,005)
3/13/15	Euro 256,884	Serbian Dinar 32,560,000	Citibank, N.A.	5,482	—	5,482
3/18/15	Euro 279,156	Norwegian Krone 2,545,000	BNP Paribas	13,454	—	13,454
3/18/15	Euro 158,511	Norwegian Krone 1,483,000	BNP Paribas	12,538	—	12,538
3/18/15	Euro 240,288	Norwegian Krone 2,333,000	Goldman Sachs International	29,984	—	29,984
3/18/15	Euro 158,961	Norwegian Krone 1,488,000	Standard Chartered Bank	12,676	—	12,676
3/19/15	United States Dollar 658,780	Chilean Peso 411,408,000	BNP Paribas	—	(12,324)	(12,324)
3/19/15	United States Dollar 1,658,723	Mauritian Rupee 52,200,000	Citibank, N.A.	—	(65,236)	(65,236)
3/20/15	United States Dollar 705,527	Singapore Dollar 935,000	Nomura International PLC	—	(14,960)	(14,960)
3/23/15	Euro 2,344,305	Romanian Leu 10,421,141	BNP Paribas	2,842	—	2,842
3/23/15	United States Dollar 1,076,807	Zambian Kwacha 7,150,000	Standard Chartered Bank	—	(11,072)	(11,072)
3/31/15	British Pound Sterling 1,010,103	United States Dollar 1,576,650	Goldman Sachs International	55,805	—	55,805
3/31/15	Euro 73,074	United States Dollar 89,658	HSBC Bank USA, N.A.	7,044	—	7,044
3/31/15	United States Dollar 136,366	British Pound Sterling 90,000	State Street Bank and Trust Company	—	(859)	(859)
3/31/15	United States Dollar 64,919	Euro 55,000	Goldman Sachs International	—	(2,739)	(2,739)
4/2/15	United States Dollar 1,439,678	Brazilian Real 3,796,000	Standard Chartered Bank	—	(47,950)	(47,950)
4/8/15	United States Dollar 1,211,336	Philippine Peso 54,773,000	Standard Chartered Bank	24,867	—	24,867
4/9/15	United States Dollar 2,427,029	Colombian Peso 5,955,323,000	BNP Paribas	—	(1,130)	(1,130)
4/9/15	United States Dollar 1,032,902	Indian Rupee 66,632,000	Bank of America, N.A.	29,743	—	29,743
4/20/15	Euro 1,620,977	Polish Zloty 6,996,948	BNP Paribas	50,832	—	50,832
4/20/15	Euro 3,660,712	Polish Zloty 15,800,000	Nomura International PLC	114,400	—	114,400

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/28/15	United States Dollar 1,268,258	Chilean Peso 799,383,290	BNP Paribas	$—	$(16,480)	$(16,480)
4/28/15	United States Dollar 1,445,967	Mexican Peso 21,303,000	Citibank, N.A.	—	(32,132)	(32,132)
4/28/15	United States Dollar 1,450,859	Mexican Peso 21,361,000	Morgan Stanley & Co. International PLC	—	(33,174)	(33,174)
4/30/15	British Pound Sterling 116,078	United States Dollar 176,044	HSBC Bank USA, N.A.	1,312	—	1,312
4/30/15	United States Dollar 710,900	Uruguayan Peso 18,000,000	Citibank, N.A.	7,443	—	7,443
5/21/15	New Turkish Lira 8,058,000	United States Dollar 3,360,599	BNP Paribas	136,697	—	136,697
5/21/15	United States Dollar 5,534,049	New Turkish Lira 13,409,000	Standard Chartered Bank	—	(169,281)	(169,281)
6/11/15	United States Dollar 309,444	Zambian Kwacha 2,310,000	Standard Chartered Bank	20,706	—	20,706
6/12/15	United States Dollar 191,934	Zambian Kwacha 1,404,000	Citibank, N.A.	8,634	—	8,634
6/12/15	United States Dollar 127,284	Zambian Kwacha 906,900	Citibank, N.A.	2,271	—	2,271
6/12/15	United States Dollar 310,948	Zambian Kwacha 2,186,900	Citibank, N.A.	1,462	—	1,462
6/15/15	United States Dollar 2,369,549	Ugandan Shilling 6,570,760,006	Citibank, N.A.	—	(159,294)	(159,294)
6/17/15	United States Dollar 307,517	Zambian Kwacha 2,265,000	Standard Chartered Bank	15,295	—	15,295
6/18/15	United States Dollar 421,527	Zambian Kwacha 3,084,300	Standard Chartered Bank	17,849	—	17,849
6/18/15	United States Dollar 179,806	Zambian Kwacha 1,311,000	Standard Chartered Bank	6,954	—	6,954
6/25/15	United States Dollar 598,298	Zambian Kwacha 4,253,900	Barclays Bank PLC	5,723	—	5,723
7/24/15	United States Dollar 624,387	Azerbaijani Manat 509,000	Standard Bank PLC	16,026	—	16,026
10/8/15	United States Dollar 899,484	Azerbaijani Manat 732,000	Standard Bank PLC	13,804	—	13,804
10/13/15	Euro 549,381	Serbian Dinar 71,914,000	Citibank, N.A.	4,432	—	4,432
10/13/15	Euro 67,310	Serbian Dinar 8,784,000	Deutsche Bank AG	308	—	308
1/13/16	United States Dollar 1,090,107	New Turkish Lira 2,674,000	Bank of America, N.A.	—	(64,410)	(64,410)
1/13/16	United States Dollar 323,293	New Turkish Lira 789,320	Deutsche Bank AG	—	(20,525)	(20,525)

				$3,593,173	$(2,369,859)	$1,223,314

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	80,000	Pays	6-month HUF BUBOR	5.12%	1/16/17	$18,282
LCH.Clearnet	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(32,519)

							$(14,237)

HUF	-	Hungarian Forint

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	HUF	139,000	Pays	6-month HUF BUBOR	5.13%	12/21/16	$31,789
Bank of America, N.A.	PLN	838	Pays	6-month PLN WIBOR	4.34	7/30/17	20,855
Bank of America, N.A.	PLN	838	Receives	6-month PLN WIBOR	3.35	7/30/17	(14,195)
Bank of America, N.A.	PLN	2,560	Pays	6-month PLN WIBOR	3.83	11/14/17	45,755
Bank of America, N.A.	PLN	2,560	Receives	6-month PLN WIBOR	3.61	11/14/17	(41,250)
Bank of America, N.A.	PLN	2,900	Receives	6-month PLN WIBOR	3.52	11/16/17	(44,620)
Barclays Bank PLC	PLN	2,900	Pays	6-month PLN WIBOR	3.81	11/16/17	51,414
Barclays Bank PLC	PLN	4,890	Pays	6-month PLN WIBOR	3.82	11/19/17	87,201
Barclays Bank PLC	PLN	4,890	Receives	6-month PLN WIBOR	3.53	11/19/17	(75,668)
BNP Paribas	PLN	2,147	Pays	6-month PLN WIBOR	4.25	8/7/17	43,245
BNP Paribas	PLN	2,147	Receives	6-month PLN WIBOR	3.60	8/7/17	(32,021)
BNP Paribas	PLN	400	Pays	6-month PLN WIBOR	3.85	11/13/17	7,223
BNP Paribas	PLN	400	Receives	6-month PLN WIBOR	3.38	11/13/17	(5,749)
Citibank, N.A.	PLN	2,130	Pays	6-month PLN WIBOR	3.82	11/19/17	37,831
Citibank, N.A.	PLN	2,130	Receives	6-month PLN WIBOR	3.60	11/19/17	(34,174)
Deutsche Bank AG	PLN	550	Pays	6-month PLN WIBOR	3.79	11/16/17	9,664
Deutsche Bank AG	PLN	550	Receives	6-month PLN WIBOR	3.60	11/16/17	(8,835)
JPMorgan Chase Bank, N.A.	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(53,793)
JPMorgan Chase Bank, N.A.	HUF	82,000	Pays	6-month HUF BUBOR	5.09	1/20/17	18,602
JPMorgan Chase Bank, N.A.	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(34,092)

							$9,182

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Bank of America, N.A.	$500	1.00	%(1)	3/20/17	$(7,193)	$(6,364)	$(13,557)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	(12,415)	(9,996)	(22,411)
China	Deutsche Bank AG	316	1.00	(1)	3/20/17	(4,546)	(3,478)	(8,024)
China	Deutsche Bank AG	369	1.00	(1)	3/20/17	(5,308)	(4,062)	(9,370)
Croatia	BNP Paribas	870	1.00	(1)	12/20/17	24,458	(33,796)	(9,338)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	42,170	(57,573)	(15,403)
Egypt	Bank of America, N.A.	1,400	1.00	(1)	9/20/15	4,419	(8,484)	(4,065)
Egypt	Citibank, N.A.	300	1.00	(1)	6/20/20	26,836	(17,906)	8,930
Egypt	Deutsche Bank AG	300	1.00	(1)	6/20/20	26,835	(15,921)	10,914
Egypt	Deutsche Bank AG	350	1.00	(1)	6/20/20	31,309	(20,990)	10,319
Egypt	Deutsche Bank AG	300	1.00	(1)	6/20/20	26,835	(18,015)	8,820
Guatemala	Citibank, N.A.	1,286	1.00	(1)	9/20/20	112,878	(55,649)	57,229
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	(47)	(185)	(232)
Lebanon	Barclays Bank PLC	100	1.00	(1)	3/20/15	(47)	(212)	(259)
Lebanon	Barclays Bank PLC	300	1.00	(1)	3/20/15	(140)	(546)	(686)
Lebanon	Citibank, N.A.	300	1.00	(1)	3/20/15	(141)	(486)	(627)
Lebanon	Credit Suisse International	200	1.00	(1)	3/20/15	(93)	(366)	(459)
Lebanon	Credit Suisse International	800	1.00	(1)	3/20/15	(375)	(1,454)	(1,829)
Lebanon	Credit Suisse International	100	1.00	(1)	6/20/15	81	(503)	(422)
Lebanon	Deutsche Bank AG	200	1.00	(1)	3/20/15	(93)	(338)	(431)
Lebanon	Deutsche Bank AG	100	1.00	(1)	6/20/15	81	(503)	(422)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	70,365	(102,703)	(32,338)
Philippines	Barclays Bank PLC	655	1.00	(1)	3/20/15	(1,492)	(490)	(1,982)
Philippines	JPMorgan Chase Bank, N.A.	656	1.00	(1)	3/20/15	(1,494)	(491)	(1,985)
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	(2,219)	—	(2,219)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Citibank, N.A.	$900	0.95%		9/20/19	$(224)	$—	$(224)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	10,022	(16,947)	(6,925)
Tunisia	Citibank, N.A.	360	1.00	(1)	9/20/17	10,308	(18,267)	(7,959)
Tunisia	Deutsche Bank AG	500	1.00	(1)	6/20/17	11,956	(18,865)	(6,909)
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	8,590	(12,822)	(4,232)
Tunisia	Nomura International PLC	400	1.00	(1)	12/20/17	13,301	(23,609)	(10,308)

						$384,617	$(451,021)	$(66,404)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate swaps to enhance total return and to seek to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$420,444	$(35,827)

		$420,444	$(35,827)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,593,173	$(2,369,859)

		$3,593,173	$(2,369,859)

Interest Rate	Interest Rate Swaps (Centrally Cleared)	$18,282	$(32,519)
Interest Rate	Interest Rate Swaps	353,579	(344,397)

		$371,861	$(376,916)

Total		$4,385,478	$(2,782,602)

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$424,251,796

Gross unrealized appreciation	$9,471,808
Gross unrealized depreciation	(16,307,864)

Net unrealized depreciation	$(6,836,056)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$167,427,232	$20,662	$167,447,894
Collateralized Mortgage Obligations	—	61,444,057	—	61,444,057
Commercial Mortgage-Backed Securities	—	22,311,522	—	22,311,522
Mortgage Pass-Throughs	—	74,606,529	—	74,606,529
Asset-Backed Securities	—	13,982,002	—	13,982,002
Corporate Bonds & Notes	—	2,672,967	—	2,672,967
Foreign Corporate Bonds	—	725,377	—	725,377
Foreign Government Bonds	—	31,683,363	—	31,683,363
U.S. Treasury Obligations	—	10,182,030	—	10,182,030
Common Stocks	—	326,445	835,089	1,161,534
Preferred Stocks	—	—	1,297	1,297
Short-Term Investments —
Foreign Government Securities	—	22,442,465	—	22,442,465
U.S. Treasury Obligations	—	2,999,976	—	2,999,976
Other	—	5,343,421	—	5,343,421
Total Investments	$—	$416,147,386	$857,048	$417,004,434
Forward Foreign Currency Exchange Contracts	$—	$3,593,173	$—	$3,593,173
Swap Contracts	—	792,305	—	792,305
Total	$—	$420,532,864	$857,048	$421,389,912

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,369,859)	$—	$(2,369,859)
Swap Contracts	—	(412,743)	—	(412,743)
Total	$—	$(2,782,602)	$—	$(2,782,602)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015